Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	CAD (18,502)	CAD 6,612
Fuel and natural gas in storage	(1,970)	6,877
Supplies and consumable inventory	1,392	692
Income taxes receivable	1,674	145
Prepaid expenses	(897)	(6,161)
Accounts payable	(23,178)	24,524
Accrued liabilities	25,122	(9,454)
Current income tax liability	(3,432)	(4,552)
Net regulatory assets and liabilities	(54,235)	(14,979)
Changes in non-cash operating items	CAD (74,026)	CAD 3,704